Directors' and prescribed officers' remuneration - Key management share ownership (Details) - shares	Apr. 26, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		7,829,966	13,753,744	11,774,633
Ownership interest		0.28%	0.49%	0.42%
Directors
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		5,431,869	10,359,306	9,777,728
Ownership interest		0.19%	0.37%	0.35%
Neal Froneman
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		3,284,428	8,559,665	6,636,286
Ownership interest		0.12%	0.30%	0.24%
ADR shares held (in shares)		388,863	225,408	90,479
Ordinary shares issued upon conversion of ADRs (in shares)		1,555,452	901,632	361,916
Charl Keyter
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		1,776,481	1,466,181	2,866,791
Ownership interest		0.06%	0.05%	0.10%
Timothy Cumming
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		20,000	6,000	6,000
Ownership interest		0.00%	0.00%	0.00%
Richard Menell
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		10,125	10,125	15,125
Ownership interest		0.00%	0.00%	0.00%
Keith Rayner
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		73,992	68,992	68,992
Ownership interest		0.00%	0.00%	0.00%
Susan van der Merwe
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		1,028	1,028	1,028
Ownership interest		0.00%	0.00%	0.00%
Jeremiah Vilakazi
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		4,220	4,220	2,000
Ownership interest		0.00%	0.00%	0.00%
Vincent Maphai
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		228,224	199,724	152,135
Ownership interest		0.01%	0.01%	0.01%
Savannah Danson
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		16,519	16,519	2,519
Ownership interest		0.00%	0.00%	0.00%
Harry Kenyon-Slaney
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		16,852	16,852	16,852
Ownership interest		0.00%	0.00%	0.00%
ADR shares held (in shares)		4,213	4,213	4,213
Elaine Dorward-King
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		0	10,000	10,000
Ownership interest		0.00%	0.00%	0.00%
ADR shares held (in shares)		0	2,500	2,500
Dawie Mostert
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		136,302	136,302	26,466
Ownership interest		0.00%	0.00%	0.00%
Themba Nkosi
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		251,583	251,583	204,533
Ownership interest		0.01%	0.01%	0.01%
ADR shares held (in shares)		5,300	5,300
Ordinary shares issued upon conversion of ADRs (in shares)		21,200	21,200
Richard Stewart
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		788,771	788,771	739,633
Ownership interest		0.03%	0.03%	0.03%
Robert van Niekerk
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		490,429	1,766,770	875,261
Ownership interest		0.02%	0.06%	0.03%
Laurent Charbonnier
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		151,012	151,012	151,012
Ownership interest		0.01%	0.01%	0.01%
ADR shares held (in shares)		37,753	37,753	37,753
Charles Carter
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	620,000	580,000	300,000	0
Ownership interest		0.02%	0.01%	0.00%
ADR shares held (in shares)		145,000	75,000
Melanie Naidoo-Vermaak | Appointment of director
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	146,858